Loans and financing	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
LOANS AND FINANCING	LOANS AND FINANCING
16.1    Breakdown and changes in loans and financing

Description	Nominal rate p.a.	Effective rate p.a.	Maturity	December 31, 2019	Proceeds	Variarion of conversion right	Debt acknowled-gment	Business combination – Azul Conecta	Payment of principal	Payment of interest	Interest incurred	Foreing exchanges variations	Amortized cost	December 31, 2020

In foreign currency – US$

Working capital	1% to 5.9%	6.2%	Oct/24	1,727,882	4,682	—	—	—	(907)	(137,795)	132,033	504,766	6,183	2,236,844

Debentures	6.0% to 7.5%	20.5%	Oct/25	—	1,702,155	755,354	—	—	—	—	25,116	(82,358)	19,437	2,419,704

Aircraft and engines	4.7% to 6.0% Libor 3M + 2.4% to 2.9% Libor 6M + 2%	5.6%	Mar/29	896,232	—	—	—	—	(111,703)	(23,880)	54,178	268,404	1,474	1,084,705

In local currency – R$
Working capital	5.0% to 10.7% CDI + 2% to 6% TJLP + 5%	4.1%	Dec/23	37,355	229,386	—	527,375	4,975	(58,746)	(3,366)	39,365	—	107	776,481

Debentures	CDI + 3%	2.9%	Dec/23	692,407	—	—	—	—	—	(18,459)	24,238	—	(7,282)	690,904

Aircraft and engines	6.0% to 6.5% Selic +2.8% to 5.5% TJLP +5%	6.1%	May/25	164,280	—	—	—	11,565	(21,052)	(10,241)	7,649	—	(325)	151,876

Total in R$				3,518,156	1,936,223	755,354	527,375	16,540	(192,408)	(193,741)	282,609	690,812	19,594	7,360,514

Current				481,227										858,332
Non-current				3,036,929										6,502,182

Description	Nominal rate p.a.	Effective rate p.a.	Maturity	December 31, 2018	Proceeds	Payment of principal	Payment of interest	Interest incurred	Exchange differences	Foreing exchanges variations	December 31, 2019

In foreign currency – US$
Working capital	LIBOR + 0.88% a 5.90%	5.7%	Oct/24	1,656,947	—	(350)	(96,970)	94,610	70,629	3,016	1,727,882
Aircraft and engines	LIBOR +2.55% a 6.07% US Treasury + 3.25%	5.5%	Mar/29	100,042	813,328	(43,795)	(24,047)	28,076	19,386	3,242	896,232
In local currency – R$
Working capital	5.00% 125% a 126% do CDI	7.2%	Dec/23	75,757	—	(37,752)	(5,059)	3,520	—	889	37,355
Debentures	117% e 122% do CDI	6.8%	Dec/23	730,519	—	(64,345)	(26,784)	49,808	—	3,209	692,407
Aircraft and engines	6.00% a 6.50% SELIC +5.46%a.a.	4.5%	May/25	192,861	—	(29,864)	(12,738)	13,977	—	44	164,280
Total in R$				2,756,126	813,328	(176,106)	(165,598)	189,991	90,015	10,400	3,518,156

Current				158,813							481,227
Non-current				2,597,313							3,036,929
16.2    Schedule of amortization of long-term debt

	December 31,
Description	2020	2019

2021	—	539,378
2022	743,137	359,943
2023	914,343	277,465
2024	2,264,451	1,764,136
2025	2,551,701	62,164
After 2025	28,550	33,843
	6,502,182	3,036,929
16.3    Debentures convertible into shares
On November 12, 2020, the Company concluded the public offering for the distribution of debentures convertible into preferred shares, with security interest and additional guarantee of the Company, with the following characteristics: total issue amount: (i) R$1,745,900; (ii) issue date: October 26, 2020; (iii) term and maturity date: 5 years from the date of issue, maturing therefore on October 26, 2025; (iv) Conversion price: R$32.2649 per preferred share, resulting in an initial conversion premium of 27.50%, calculated on the VWAP (Volume Weighted Average Price) of 30 trading sessions of the reference stock price of R$25.3058.
The issuance of debentures is part of Azul's efforts to contain the economic impact of the COVID-19 pandemic on its operations and the Company expects to use the net proceeds obtained for working capital, expansion of its logistics activities and other strategic opportunities.
The debentures are redeemable, totally or partially, in cash at the Company's discretion at any time, after 36 months, if the last price reported by American Depositary Share (ADS) representing Azul's preferred share exceeds 130% of the conversion price for a specific period.
The debentures are guaranteed by the Company and its main operating subsidiary, ALAB, and are guaranteed by certain assets, including, but not limited to, intellectual property assets held by the guarantors and the TudoAzul frequent-flyer program, certain rights related to the right-of-use assets of the hangar and specific equipment necessary for maintenance of the hangar used by the Company and located at the Viracopos airport.
As required by IFRS 9 – Financial Instruments, the conversion right was measured at fair value through profit or loss as it is an embedded derivative. Thus, since the issuance of debentures, due to the strong recovery of the shares value, an expense of R$755,354 was recognized. It should be noted that conversion rights are “in the money” with a high probability of execution by debenture holders.
16.4    Covenants
As at December 31, 2020, the Company has loans and financing subject to covenants related to the Company’s indebtedness level and the debt service coverage ratio.

Covenant related to:	Indicators for the measurement	Frequency of measurement

9tth issue of debentures 10th issue of debentures	(i) Adjusted debt service coverage ratio (DSCR) equal to or greater than 1.2 (ii) Financial leverage less than or equal to 6.5.	Annual
Aircraft financing	(i) Adjusted debt service coverage ratio (DSCR) equal to or greater than 1.2 (ii) financial leverage less than or equal to 5.5.	Quarterly/Annual
Aircraft financing	(i) Adjusted debt service coverage ratio (DSCR) equal to or greater than 1.2 (ii) financial leverage less than or equal to 6.5.	Annual
Due to the impact caused by the COVID-19 pandemic, the Company previously requested a waiver to the counterparties, and obtained it in 2020. Therefore, the related debt is still classified in these financial statements according to the contractual flow originally established.